PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7 - PROPERTY AND EQUIPMENT, NET:

Composition of property and equipment grouped by major classifications is as follows:

	December 31
	2025	2024
Computers	1,469	1,445
Office furniture and equipment	783	709
Molds	3,805	3,020
Leasehold improvements	1,422	1,333
	7,479	6,507
Less: accumulated depreciation	(4,880)	(4,185)
Total property and equipment, net	2,599	2,322

Total depreciation and amortization in respect of property and equipment were $695, $728 and $623 for the years ended December 31, 2025, 2024 and 2023, respectively.